Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Deferred Income Tax Assets And Liabilities Abstract
Net accumulated loss-carry forward	$ 4,402,633
Less: valuation allowance	(606,141)
Net deferred tax assets	3,796,492
Beginning balance
Write-off
Change of valuation allowance	4,402,633
Ending balance	4,402,633
Intangible assets arising from acquisition	(2,079,986)
Total deferred tax liabilities	$ (2,079,986)